SUMMARY OF COMPENSATION EXPENSE RECOGNIZED FOR SHARE-BASED AWARDS (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
—Share options	[1]	¥ 14,080	¥ 16,450	¥ 106

[1]	Share options